RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of expenses related to key management personnel [Table Text Block]
	For the year ended:
	September 30, 2023	September 30, 2022	September 30, 2021
	$	$
Professional fees	120,000	144,000	87,074
Research and development	575,396	572,700	772,596
Consulting fees	-	174,215	-
Share-based compensation included in directors' compensation	1,156,523	99,438	136,612
Share-based compensation included in professional fees	-	-	23,126
Share-based compensation included in research and development	32,390	123,052	236,652
	1,884,309	1,113,405	1,256,060